Related party transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related party transactions
Related party transactions
The Company has five affiliated companies, namely American DG Energy Inc., or American DG Energy, EuroSite Power Inc., GlenRose Instruments Inc., or GlenRose Instruments, Pharos LLC, or Pharos, and Levitronix Technologies LLC, or Levitronix. These companies are affiliates because several of the major stockholders of those companies, have a significant ownership position in the Company. None of American DG Energy, EuroSite Power, GlenRose Instruments, Pharos and Levitronix own any shares of the Company, and the Company does not own any shares of American DG Energy, EuroSite Power, GlenRose Instruments, Pharos or Levitronix. The business of GlenRose Instruments, Pharos and Levitronix is not related to the business of the Company.
American DG Energy, EuroSite Power, GlenRose Instruments, Pharos and Levitronix are affiliated companies by virtue of common ownership. The common stockholders include:

•
John N. Hatsopoulos, the Company’s Chief Executive Officer, who is also: (a) the Chief Executive Officer and a director of American DG Energy and holds 10.7% of American DG Energy’s common stock; (b) the Chairman of EuroSite Power; (c) a director of Ilios and holds 7.2% of EuroSite Power’s common stock; and (d) the Chairman of GlenRose Instruments and holds 15.7% of GlenRose Instruments’ common stock.

•
Dr. George N. Hatsopoulos, who is John N. Hatsopoulos’ brother, and is also: (a) a director of American DG Energy and holds 13.6% of American DG Energy’s common stock; (b) an investor in Ilios and holds 3.1% of Ilios' common stock; (c) an investor of GlenRose Instruments and holds 15.7% of GlenRose Instruments' common stock; (d) an investor of Pharos and may be deemed to hold 24.4% of Pharos' common stock; and (e) an investor of Levitronix and may be deemed to hold 21.4% of Levitronix’s common stock.

Additionally, the following related persons had or may have a direct or indirect material interest in our transactions with our affiliated companies:

•	Barry J. Sanders, who is: (a) the President and Chief Operating Officer of American DG Energy, (b) the Chief Executive Officer and a director of EuroSite Power and (c) the Chairman of Ilios.

•
Anthony S. Loumidis, the Company’s former Vice President and Treasurer, who is: (a) the former Chief Financial Officer Secretary and Treasurer of American DG Energy, (b) the former Chief Financial Officer Secretary and Treasurer of EuroSite Power, (c) the former Chief Financial Officer Secretary and Treasurer of GlenRose Instruments and (d) the former Treasurer of Ilios.

On October 20, 2009, American DG Energy, in the ordinary course of its business, signed a Sales Representative Agreement with Ilios to promote, sell and service the Ilios high-efficiency heating products, such as the high efficiency water heater, in the marketing territory of the New England States, including Connecticut, Rhode Island, Massachusetts, New Hampshire, Vermont, and Maine. The marketing territory also includes all of the nations in the European Union. The initial term of this Agreement is for five years, after which it may be renewed for successive one-year terms upon mutual written agreement.
On September 24, 2001, the Company entered into subscription agreements with investors for the sale of convertible debentures. The primary investors were George N. Hatsopoulos, who subscribed for debentures having an initial principal amount of $200,000; the John N. Hatsopoulos 1989 Family Trust for the benefit of Nia Marie Hatsopoulos, or the Nia Hatsopoulos Trust, which subscribed for debentures having an initial principal amount of $50,000; and John N. Hatsopoulos 1989 Family Trust for the benefit of Alexander John Hatsopoulos, or the Alexander Hatsopoulos Trust, which subscribed for debentures having an initial principal amount of $50,000. Nia Hatsopoulos and Alexander Hatsopoulos are John N. Hatsopoulos's adult children. John N. Hatsopoulos disclaims beneficial ownership of any shares held by these trusts. The debentures accrue interest at a rate of 6% per annum and were due on September 24, 2007. The debentures are convertible, at the option of the holder, into shares of common stock at a conversion price of $1.20 per share.
On September 24, 2007, George N. Hatsopoulos, the Nia Hatsopoulos Trust and the Alexander Hatsopoulos Trust, holding debentures representing a majority of the then-outstanding principal amount of the debentures, agreed to extend the debenture term to September 24, 2011. On May 11, 2009, George N. Hatsopoulos converted $109,033 of the principal amount under the debentures held by him, together with accrued interest in the amount of $90,967 into 400,000 shares of common stock of Ilios, the Company's then newly-formed subsidiary, at a conversion price of $0.50 per share. The difference between the Company's purchase price of the Ilios shares and the amount of debt forgiveness was recorded as additional paid-in capital.
On September 30, 2009, Joseph J. Ritchie elected to convert the outstanding principal amount under the debenture held by him, $30,000, together with accrued interest of $14,433, into 37,028 shares of the Company's common stock at a conversion price of $1.20 per share.
On September 24, 2011, George N. Hatsopoulos, the Nia Hatsopoulos Trust and the Alexander Hatsopoulos Trust, holding debentures representing a majority of the then-outstanding principal amount of the debentures, agreed to extend the term of the debentures to September 24, 2013 and requested that accrued interest in the aggregate amount of approximately $72,960 be converted into the Company's common stock at $2.00 per share (which was the average price of the Company's stock between September 24, 2001 and September 24, 2011).
On September 30, 2012, the debentures, including accrued interest, were converted into 170,480 shares of Common Stock held in the JNH 1989 Family Trust for the benefit of Nia Marie Hatsopoulos and 170,480 shares of Common Stock held in the JNH 1989 Family Trust for the benefit of Alexander J. Hatsopoulos for whom Mr. and Mrs. Paris Nicolaidis are the trustees. Mr. John N. Hatsopoulos disclaims beneficial ownership of the shares held by this trust.
On October 18, 2013, the remaining holder of the debentures, George N. Hatsopoulos, converted the principal balance of $90,967 into 75,806 shares of the Company's common stock at a conversion price of $1.20 per share. In addition, Mr. Hatsopoulos requested that the accrued interest earned in 2012 in the amount of $6,913 be converted into 2,161 shares of the Company's common stock at a conversion price of $3.20 per share and that the accrued interest earned on or after January 1, 2013 in the amount of $4,367 be converted into 970 shares of the Company's common stock at a conversion price of $4.50 per share.
On September 10, 2008 the Company entered into a demand note agreement with John N. Hatsopoulos, in the principal amount of $250,000 at an annual interest rate of 5%. On September 7, 2011 the Company entered in to an additional demand note agreement with John N. Hatsopoulos, in the principal amount of $750,000 at an annual interest rate of 6%. On November 30, 2012 the Company entered into an additional demand note agreement with John N. Hatsopoulos, in the principal amount of $300,000 at an annual interest rate of 6%. Unpaid principal and interest on the demand notes are due upon demand. On October 3, 2013 the Company entered into an additional demand note agreement with John N. Hatsopoulos, in the principal amount of $450,000 at an annual interest rate of 6%. On January 6, 2014, the Company repaid the then outstanding principal balance of 1,750,000 together with accrued interest of $175,311.
On March 25, 2013, the Company entered into a Revolving Line of Credit Agreement, or the Credit Agreement, with John N. Hatsopoulos, our Chief Executive Officer. Under the terms of the Credit Agreement, as amended on August 13, 2013, Mr. Hatsopoulos has agreed to lend the Company up to an aggregate of $1,500,000 from time to time, at the written request of the Company. Any amounts borrowed by the Company pursuant to the Credit Agreement will bear interest at the Bank Prime Rate as quoted from time to time in the Wall Street Journal plus 1.5% per year. Repayment of the principal amount borrowed pursuant to the Credit Agreement will be due on March 1, 2014. In addition, the company may prepay accrued interest, provided that prepayment may not be made prior to January 1, 2014. The Credit Agreement terminates on March 1, 2014. As of December 31, 2013 the Company has borrowed $1,200,000 pursuant to the Credit Agreement. On January 6, 2014, the Company repaid the then outstanding principal balance of $1,200,000 together with accrued interest of $25,347.
On December 23, 2013, the company entered into a Senior Convertible Promissory Note (the "Note") with Michaelson Capital Special Finance Fund LP, ("Michaelson"), for the principal amount of $3,000,000 with interest at 4% per annum for a term of three years. The Note is a senior unsecured obligation which pays interest only on a monthly basis in arrears at a rate of 4% per annum, unless earlier converted in accordance with the terms of the agreement prior to such date. The principal amount, if not converted, is due on the third anniversary of the date of the Note. The Note is senior in right of payment to any unsecured indebtedness that is expressly subordinated in right of payment to the Note. The Note is convertible into shares of the Company's common stock at 185.19 shares of our common stock per $1,000 principal amount of Note (equivalent to a conversion price of $5.40 per share). Debt issuance costs of $140,433 are being amortized to expense over the term of the Note using the effective interest method. At December 31, 2013, there were 555,556 shares of common stock issuable upon conversion of the Company’s outstanding convertible debentures.
In addition, on December 23, 2013, Michaelson participated in our private placement, investing $2,000,000 to purchase 444,445 shares of common stock at $4.50 per share. As of the purchase date and December 31, 2013, Michaelson, on a fully diluted basis, owns 6.4% of the Company. As Michaelson's beneficial ownership is 6.4% after this transaction, it is now considered a related party.
John N. Hatsopoulos’ salary is $1.00 per year. On average, Mr. Hatsopoulos spends approximately 50% of his business time on the affairs of the Company; however such amount varies widely depending on the needs of the business and is expected to increase as the business of the Company develops.
On January 1, 2006, the Company entered into a Facilities and Support Services Agreement with American DG Energy for a period of one year, renewable annually, on January 1st, by mutual agreement. That agreement was replaced by the Facilities, Support Services and Business Agreement between the Company and American DG Energy, effective July 1, 2013. Under this agreement, the Company provides American DG Energy with certain office and business support services and also provides pricing based on a volume discount depending on the level of American DG Energy purchases of cogeneration and chiller products. For certain sites, American DG Energy hires the Company to service its chiller and cogeneration products. The Company also provides office space and certain utilities to American DG Energy based on a monthly rate set at the beginning of each year. Also, under this agreement, American DG Energy has sales representation rights to the Company's products and services in New England.
On July 1, 2013 the Company entered into an Amendment to the Facilities, Support Services and Business Agreement, or the Amendment, with American DG Energy Inc., or American DG Energy. The Amendment renewed the term of the Facilities, Support Services and Business Agreement between the Company and American DG Energy for a one year period, beginning on July 1, 2013.
The Company subleases portions of its corporate offices and manufacturing facility to sub-tenants under annual sublease agreements. For the three months ended March 31, 2014 and 2013, the Company received $31,446 and $36,275, respectively, from American DG Energy, Levitronix LLC and Alexandros Partners LLC. In addition, for the three months ended March 31, 2014 and 2013 the Company received from the same companies, $23,238 and $22,833, respectively, to offset common operating expenses incurred in the administration and maintenance of its corporate office and warehouse facility.
The Company’s headquarters are located in Waltham, Massachusetts and consist of approximately 35,000 square feet of office and storage space that are shared with American DG Energy and other tenants. The lease expires on March 31, 2024. We believe that our facilities are appropriate and adequate for our current needs.
Revenue from sales of cogeneration and chiller systems, parts and service to American DG Energy during the three months ended March 31, 2014 and 2013 amounted to $485,414 and $225,605, respectively. In addition, Tecogen pays certain operating expenses, including benefits and insurance, on behalf of American DG Energy. Tecogen was reimbursed for these costs. As of March 31, 2014 the total amount due from American DG Energy was $306,305, which is included in due from related party on the accompanying condensed consolidated balance sheet. As of December 31, 2013 the total amount due to American DG Energy was $119,667.
On March 14, 2013 the Company received a prepayment for purchases of modules, parts and service to be made by American DG Energy in the amount of $827,747. The Company will provide a discount on these prepaid purchases equal to 6% per annum on deposit balances. As of March 31, 2014 the principal balance on this prepayment was $113,384 and is included in due from related party, net of amounts receivable but not yet due from American DG Energy, in the accompanying condensed consolidated balance sheet.

Related party transactions
The Company has five affiliated companies, namely American DG Energy, EuroSite Power, GlenRose Instruments Inc., or GlenRose Instruments, Pharos LLC, or Pharos, and Levitronix Technologies LLC, or Levitronix. These companies are affiliates because several of the major stockholders of those companies, have a significant ownership position in the Company. American DG Energy, EuroSite Power, GlenRose Instruments, Pharos or Levitronix do not own any shares of the Company, and the Company does not own any shares of American DG Energy, EuroSite Power, GlenRose Instruments, Pharos or Levitronix. The business of GlenRose Instruments, Pharos and Levitronix is not related to the business of the Company.
American DG Energy, EuroSite Power, GlenRose Instruments, Pharos and Levitronix are affiliated companies by virtue of common ownership. The common stockholders include:

•
John N. Hatsopoulos, the Company’s Chief Executive Officer who is also: (a) the Chief Executive Officer and a director of American DG Energy and holds 10.7% of American DG Energy’s common stock; (b) the Chairman of EuroSite Power; (c) a director of Ilios and holds 7.2% of EuroSite Power’s common stock; and (d) the Chairman of GlenRose Instruments and holds 15.7% of GlenRose Instruments’ common stock.

•
Dr. George N. Hatsopoulos, who is John N. Hatsopoulos’ brother, and is also: (a) a director of American DG Energy and holds 13.6% of American DG Energy’s common stock; (b) an investor in Ilios and holds 3.1% of Ilios' common stock; (c) an investor of GlenRose Instruments and holds 15.7% of GlenRose Instruments' common stock; (d) an investor of Pharos and may be deemed to hold 24.4% of Pharos' common stock; and (e) an investor of Levitronix and may be deemed to hold 21.4% of Levitronix’s common stock.

Additionally, the following related persons had or may have a direct or indirect material interest in our transactions with our affiliated companies:

•	Barry J. Sanders, who is: (a) the President and Chief Operating Officer of American DG Energy, (b) the Chief Executive Officer and a director of EuroSite Power and (c) the Chairman of Ilios.

•
Anthony S. Loumidis, the Company’s former Vice President and Treasurer who is: (a) the former Chief Financial Officer Secretary and Treasurer of American DG Energy, (b) the former Chief Financial Officer Secretary and Treasurer of EuroSite Power, (c) the former Chief Financial Officer Secretary and Treasurer of GlenRose Instruments and (d) the former Treasurer of Ilios.

American DG Energy has sales representation rights to the Company’s products and services in New England. Revenue from sales of cogeneration and chiller systems, parts and service to American DG Energy during the years ended December 31, 2013 and 2012 amounted to $758,930 and $3,795,666, respectively.
On October 20, 2009, American DG Energy, in the ordinary course of its business, signed a Sales Representative Agreement with Ilios to promote, sell and service the Ilios high-efficiency heating products, such as the high efficiency water heater, in the marketing territory of the New England States, including Connecticut, Rhode Island, Massachusetts, New Hampshire, Vermont, and Maine. The marketing territory also includes all of the nations in the European Union. The initial term of this Agreement is for five years, after which it may be renewed for successive one-year terms upon mutual written agreement.
On September 24, 2001, the Company entered into subscription agreements with investors for the sale of convertible debentures. The primary investors were George N. Hatsopoulos, who subscribed for $200,000 of the debentures, and the John N. Hatsopoulos 1989 Family Trust for the benefit of Mr. Hatsopoulos’ adult children, who subscribed for a total amount of $100,000 of the debentures. The debentures accrue interest at a rate of 6% per annum and are due on September 24, 2007. The debentures are convertible, at the option of George N. Hatsopoulos, and the John N. Hatsopoulos 1989 Family Trust for the benefit of Mr. Hatsopoulos’ adult children, into shares of Common Stock at a conversion price of $1.20 per share.
On September 24, 2007, George N. Hatsopoulos, and the John N. Hatsopoulos 1989 Family Trust for the benefit of Mr. Hatsopoulos’ adult children agreed to extend the debenture term to September 24, 2011. On May 11, 2009, George N. Hatsopoulos converted a portion of the principal in the amount of $109,033 of the debentures and accrued interest in the amount of $90,967 into 400,000 shares of Common Stock in the Company’s newly formed subsidiary, Ilios, at $2.00 per share. Also, on May 11, 2009, John N. Hatsopoulos converted principal amount of $427,432 in demand notes payable and accrued interest in the amount of $72,567 into 1,000,000 shares of Ilios Common Stock at $2.00 per share. The difference between the Company’s purchase price of the Ilios shares and the amount of debt forgiveness was recorded as additional paid-in capital.
On September 30, 2009, Joseph J. Ritchie elected to convert $30,000 of the outstanding principal amount of the debenture, plus accrued interest of $14,433, into 37,028 shares of Common Stock at a conversion price of $1.20 per share. On September 24, 2011, George N. Hatsopoulos, and the John N. Hatsopoulos 1989 Family Trust for the benefit of Mr. Hatsopoulos’ adult children, agreed to extend their term to September 24, 2013 and requested that accrued interest in the amount of $72,959 be converted into the Company’s Common Stock at $2.00 per share (which was the average price of the Company’s stock from September 24, 2001 to September 24, 2011).
On September 30, 2012, the debentures, including accrued interest, were converted into 170,480 shares of Common Stock held in the JNH 1989 Family Trust for the benefit of Nia Marie Hatsopoulos and 170,480 shares of Common Stock held in the JNH 1989 Family Trust for the benefit of Alexander J. Hatsopoulos for whom Mr. and Mrs. Paris Nicolaidis are the trustees. Mr. John N. Hatsopoulos disclaims beneficial ownership of the shares held by this trust.
On October 18, 2013, the remaining holder of the debentures, George N. Hatsopoulos, converted the principal balance of $90,967 into 75,806 shares of the Company's common stock at a conversion price of $1.20 per share. In addition, Mr. Hatsopoulos requested that the accrued interest earned in 2012 in the amount of $6,913 be converted into 2,161 shares of the Company's common stock at a conversion price of $3.20 per share and that the accrued interest earned on or after January 1, 2013 in the amount of $4,367 be converted into 970 shares of the Company's common stock at a conversion price of $4.50 per share.
On September 10, 2008 the Company entered into a demand note agreement with John N. Hatsopoulos, in the principal amount of $250,000 at an annual interest rate of 5%. On September 7, 2011 the Company entered in to an additional demand note agreement with John N. Hatsopoulos, in the principal amount of $750,000 at an annual interest rate of 6%. On November 30, 2012 the Company entered into an additional demand note agreement with John N. Hatsopoulos, in the principal amount of $300,000 at an annual interest rate of 6%. Unpaid principal and interest on the demand notes are due upon demand. On October 3, 2013 the Company entered into an additional demand note agreement with John N. Hatsopoulos, in the principal amount of $450,000 at an annual interest rate of 6%. On January 6, 2014, the Company repaid the then outstanding principal balance of 1,750,000 together with accrued interest of $175,311.
On March 25, 2013, the Company entered into a Revolving Line of Credit Agreement, or the Credit Agreement, with John N. Hatsopoulos, our Chief Executive Officer. Under the terms of the Credit Agreement, as amended on August 13, 2013, Mr. Hatsopoulos has agreed to lend the Company up to an aggregate of $1,500,000 from time to time, at the written request of the Company. Any amounts borrowed by the Company pursuant to the Credit Agreement will bear interest at the Bank Prime Rate as quoted from time to time in the Wall Street Journal plus 1.5% per year. Repayment of the principal amount borrowed pursuant to the Credit Agreement will be due on March 1, 2014. In addition, the company may prepay accrued interest, provided that prepayment may not be made prior to January 1, 2014.The Credit Agreement terminates on March 1, 2014. As of December 31, 2013 the Company has borrowed $1,200,000 pursuant to the Credit Agreement. On January 6, 2014, the Company repaid the then outstanding principal balance of $1,200,000 together with accrued interest of $25,347.
On December 23, 2013, the company entered into a Senior Convertible Promissory Note (the "Note") with Michaelson Capital Special Finance Fund LP, ("Michaelson"), for the principal amount of $3,000,000 with interest at 4% per annum for a term of three years. The Note is a senior unsecured obligation which pays interest only on a monthly basis in arrears at a rate of 4% per annum, unless earlier converted in accordance with the terms of the agreement prior to such date. The principal amount, if not converted, is due on the third anniversary of the Note, December 31, 2016.The Note is senior in right of payment to any unsecured indebtedness that is expressly subordinated in right of payment to the Note. The Note is convertible into shares of the Company's common stock at 185.19 shares of our common stock per $1,000 principal amount of Note (equivalent to a conversion price of $5.40 per share). Debt issuance costs of $140,433 are being amortized to expense over the term of the Note using the effective interest method. At December 31, 2013, there were 555,556 shares of common stock issuable upon conversion of the Company’s outstanding convertible debentures.
In addition, on December 23, 2013, Michaelson participated in our private placement, investing $2,000,000 to purchase 444,445 shares of common stock at $4.50 per share. As of the purchase date and December 31, 2013, Michaelson, on a fully diluted basis, owns 6.4% of the Company. As Michaelson's beneficial ownership is 6.4% after this transaction, it is now considered a related party.
For additional disclosure on the Company’s debt see Note 7 – Demand notes payable, convertible debentures and line of credit – related party.
John N. Hatsopoulos’ salary is $1.00 per year. On average, Mr. Hatsopoulos spends approximately 50% of his business time on the affairs of the Company; however such amount varies widely depending on the needs of the business and is expected to increase as the business of the Company develops.
On January 1, 2006 the Company signed a Facilities and Support Services Agreement with American DG Energy for a period of one year, renewable annually, on January 1st, by mutual agreement. That agreement was amended July 1, 2012. Under this agreement, the Company provides American DG Energy with certain office and business support services and also provides pricing based on a volume discount depending on the level of American DG Energy purchases of cogeneration and chiller products. For certain sites, American DG Energy hires the Company to service its chiller and cogeneration products. The Company also provides office space and certain utilities to American DG Energy based on a monthly rate set at the beginning of each year. Also, under this agreement, American DG Energy has sales representation rights to the Company's products and services in New England.
The Company subleases portions of its corporate offices and manufacturing facility to sub-tenants under annual sublease agreements. For the years ended December 31, 2013 and 2012, the Company received $113,784 and $158,898, respectively, from American DG Energy, Levitronix LLC and Alexandros Partners LLC. In addition, for the years ended December 31, 2013 and 2012 the Company received from the same companies, $90,348 and $101,218, respectively, to offset common operating expenses incurred in the administration and maintenance of its corporate office and warehouse facility.
The Company’s headquarters are located in Waltham, Massachusetts and consist of 27,000 square feet of office and storage space that are shared with American DG Energy and other tenants. The lease expires on March 31, 2024. We believe that our facilities are appropriate and adequate for our current needs.
Revenue from sales of cogeneration and chiller systems, parts and service to American DG Energy during the years ended December 31, 2013 and 2012 amounted to $758,930 and $3,795,666, respectively. In addition, Tecogen pays certain operating expenses, including benefits and insurance, on behalf of American DG Energy. Tecogen was reimbursed for these costs. As of December 31, 2013 and 2012, the total amount due (to) or from American DG Energy was $(119,667) and $70,811, respectively.